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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21507

     Evergreen Utilities and High Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: August 31

________________

Date of reporting period: February 29, 2008

Item 1 - Reports to Stockholders.

Evergreen Utilities & High Income Fund

Evergreen

UTILITIES AND HIGH INCOME FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments™
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	AUTOMATIC DIVIDEND REINVESTMENT PLAN
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS
April 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:
We are pleased to provide the Semiannual Report for Evergreen Utilities and High Income Fund for the six-month period ended February 29, 2008 (the “six-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking during the six-month period. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors have attempted to avoid credit risk by seeking out the highest-quality securities. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic

LETTER TO SHAREHOLDERS continued

Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two-each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile six-month period, the investment managers of Evergreen Utilities and High Income Fund maintained their emphasis on the pursuit of a high level of current income and moderate capital growth for investors. In managing this closed-end fund, managers maintained a healthy allocation to utilities, investing in both common stocks and convertible securities, while also keeping a substantial allocation to high yield corporate bonds.

During the six-month period, however, a challenge did emerge in connection with Auction Market Preferred Shares (“AMPS”) issued by the fund to create leverage in pursuit of its income orientation. The liquidity crisis that has affected global credit markets has caused failures in regularly scheduled auctions for AMPS, including auctions for the fund’s preferred shares. As a consequence, holders of these preferred shares have not been able to sell them at auction. When such a condition occurs, the holders of these shares are entitled to be paid dividends by the fund at the maximum rates allowed under the governing documents for these preferred shares. This situation, which may disadvantage the fund by increasing its borrowing costs, will continue until a successful auction is held and investors have the ability to sell their auction rate shares.

LETTER TO SHAREHOLDERS continued

Evergreen’s management team, working with others in our industry, is exploring possible alternative financing sources in order to provide liquidity to AMPS holders while preserving the fund’s income profile. For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds.

Let me assure you that we remain steadfast in our determination to protect the long-term interests of shareholders of our funds as we navigate through this unprecedented market environment. We place great value in the trust you have placed in us and we appreciate your confidence as we work through these extraordinary market events.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change
Effective May 30, 2008, the Fund's 10% limitation on the amount of total assets that may be invested in loans is eliminated. A Fund's investment in loans may include, for example, corporate loans, loan participation, direct debt, bank debt and bridge debt. Loans are subject to risks similar to those associated with other below-investment grade bond investments, such as credit risk (e.g. risk of issuer default), below-investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

Special Notice to Shareholders:
Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended August 31,
	February 29, 2008
	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 24.05	$ 23.16	$ 25.43	$ 19.76	$ 19.10[2]

Income from investment operations
Net investment income (loss)	0.67[3]	2.81[3]	4.07[3]	1.80	0.77
Net realized and unrealized gains or losses on investments	(1.81)	2.37	(0.51)	5.64	0.34
Distributions to preferred shareholders from
Net investment income	(0.26)	(0.30)	(0.39)	(0.15)	(0.02)
Net realized gains	0	(0.20)	(0.02)	(0.04)	0

Total from investment operations	(1.40)	4.68	3.15	7.25	1.09

Distributions to common shareholders from
Net investment income	(1.38)	(3.79)	(2.76)	(1.58)	(0.30)
Net realized gains	(1.77)	0	(2.67)	0	0

Total distributions to common shareholders	(3.15)	(3.79)	(5.43)	(1.58)	(0.30)

Offering costs charged to capital for
Common shares	0	0	0	0	(0.04)
Preferred shares	0	0	0.01[3,4]	0	(0.09)

Total offering costs	0	0	0.01	0	(0.13)

Net asset value, end of period	$ 19.50	$ 24.05	$ 23.16	$ 25.43	$ 19.76

Market value, end of period	$ 26.10	$ 27.30	$ 23.50	$ 22.21	$ 18.29

Total return based on market value[5]	7.65%	34.05%	35.89%	31.00%	(7.05%)

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$172,666	$209,066	$195,955	$250,826	$227,328
Liquidation value of preferred shares, end of period (thousands)	$ 80,000	$ 80,000	$ 80,000	$ 80,000	$ 80,000
Asset coverage ratio, end of period	315%	360%	341%	406%	284%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements
and interest expense but excluding expense reductions	1.38%[6]	1.42%	1.70%	1.49%	1.31%[6]
Expenses including interest expense but excluding
waivers/reimbursements and expense reductions	1.38%[6]	1.42%	1.70%	1.54%	1.31%[6]
Interest expense	0.20%[6]	0.22%	0.31%	0.30%	0.29%[6]
Net investment income (loss)[7]	3.58%[6]	9.41%	16.00%	8.50%	12.05%[6]
Portfolio turnover rate	69%	117%	122%	126%	55%

1 For the period from April 30, 2004 (commecement of operations), to August 31, 2004.
2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
3 Calculated based on average common shares outstanding during the period.
4 Amount represents a refund of certain preferred share offering expenses.
5 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.
6 Annualized
7 The net investment income (loss) ratio reflects distributions paid to preferred shareholders.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS 41.3%
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.7%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$ 530,000	$ 441,225
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	645,000	682,088

		1,123,313

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	70,000	70,525

Hotels, Restaurants & Leisure 2.1%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	315,000	296,100
8.125%, 05/15/2011	135,000	115,425
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	840,000	831,600
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,581,000	1,086,937
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	30,000	29,250
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	475,000	496,375
Seneca Gaming Corp., 7.25%, 05/01/2012	120,000	115,800
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	480,000	429,600
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	265,000	273,944

		3,675,031

Household Durables 1.2%
Centex Corp., 4.875%, 08/15/2008	250,000	244,406
D.R. Horton, Inc.:
4.875%, 01/15/2010	125,000	115,937
5.00%, 01/15/2009	240,000	232,800
8.00%, 02/01/2009	135,000	134,325
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	90,000	57,600
6.50%, 01/15/2014	61,000	41,785
KB Home:
7.75%, 02/01/2010	195,000	186,956
8.625%, 12/15/2008	90,000	90,450
Libbey, Inc., FRN, 11.91%, 06/01/2011	270,000	272,025
Meritage Homes Corp., 6.25%, 03/15/2015	100,000	74,000
Pulte Homes, Inc.:
4.875%, 07/15/2009	530,000	506,150
7.875%, 08/01/2011	35,000	33,950
Standard Pacific Corp., 5.125%, 04/01/2009	45,000	39,375

		2,029,759

Media 2.3%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	510,000	493,425
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	998,750
Dex Media West, LLC, 8.50%, 08/15/2010	335,000	315,319
Idearc, Inc., 8.00%, 11/15/2016	1,090,000	648,550
Lamar Media Corp., 6.625%, 08/15/2015	755,000	698,375
Mediacom Broadband, LLC, 8.50%, 10/15/2015	375,000	298,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom Communications Corp., 7.875%, 02/15/2011	$ 100,000	$ 88,250
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	645,000	380,550
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	90,000	92,250

		4,013,594

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	440,000	440,000

Specialty Retail 0.4%
Home Depot, Inc., 5.875%, 12/16/2036	135,000	111,491
Payless ShoeSource, Inc., 8.25%, 08/01/2013	615,000	562,725

		674,216

Textiles, Apparel & Luxury Goods 1.1%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	310,000	320,075
Oxford Industries, Inc., 8.875%, 06/01/2011	860,000	829,900
Warnaco Group, Inc., 8.875%, 06/15/2013	770,000	791,175

		1,941,150

CONSUMER STAPLES 1.6%
Beverages 0.1%
Constellation Brands, Inc., 8.375%, 12/15/2014	200,000	205,500

Food & Staples Retailing 0.5%
Ingles Markets, Inc., 8.875%, 12/01/2011	410,000	416,150
Rite Aid Corp., 8.125%, 05/01/2010	420,000	407,400

		823,550

Food Products 0.6%
Dean Foods Co., 6.625%, 05/15/2009	40,000	39,700
Del Monte Foods Co.:
6.75%, 02/15/2015	470,000	448,850
8.625%, 12/15/2012	240,000	244,800
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	30,000	28,800
8.375%, 05/01/2017	325,000	287,625
Smithfield Foods, Inc., 7.75%, 07/01/2017	15,000	14,325

		1,064,100

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	170,000	165,325

Personal Products 0.3%
Central Garden & Pet Co., 9.125%, 02/01/2013	560,000	456,400

ENERGY 6.4%
Energy Equipment & Services 1.7%
Bristow Group, Inc.:
6.125%, 06/15/2013	10,000	9,650
7.50%, 09/15/2017 144A	240,000	241,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services continued
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	$ 380,000	$ 373,350
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	178,937
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	860,000	812,700
Parker Drilling Co., 9.625%, 10/01/2013	395,000	420,675
PHI, Inc., 7.125%, 04/15/2013	885,000	818,625

		2,855,737

Oil, Gas & Consumable Fuels 4.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	980,000	970,200
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	170,000	147,050
El Paso Corp., 7.00%, 06/15/2017	190,000	197,065
Encore Acquisition Co.:
6.00%, 07/15/2015	390,000	351,975
6.25%, 04/15/2014	120,000	112,200
Exco Resources, Inc., 7.25%, 01/15/2011	575,000	556,312
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	350,000	344,750
Forest Oil Corp., 7.25%, 06/15/2019 144A	230,000	232,875
Frontier Oil Corp., 6.625%, 10/01/2011	150,000	149,250
Mariner Energy, Inc., 8.00%, 05/15/2017	80,000	77,200
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	625,000	635,156
Peabody Energy Corp.:
5.875%, 04/15/2016	250,000	238,125
6.875%, 03/15/2013	565,000	578,419
Plains Exploration & Production Co., 7.75%, 06/15/2015	180,000	180,450
Sabine Pass LNG, LP:
7.25%, 11/30/2013	845,000	832,325
7.50%, 11/30/2016	50,000	49,250
Southwestern Energy Co., 7.50%, 02/01/2018 144A	40,000	41,400
Targa Resources, Inc., 8.50%, 11/01/2013	470,000	438,275
Tesoro Corp., 6.625%, 11/01/2015	500,000	475,000
Williams Cos., 7.125%, 09/01/2011	900,000	956,250
Williams Partners, LP, 7.25%, 02/01/2017	545,000	551,813

		8,115,340

FINANCIALS 6.6%
Capital Markets 0.0%
E*TRADE Financial Corp., 8.00%, 06/15/2011	75,000	65,438

Consumer Finance 3.9%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	920,000	828,846
7.375%, 10/28/2009	1,395,000	1,323,324
9.75%, 09/15/2010	460,000	432,809
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	285,000	265,977
6.875%, 09/15/2011	775,000	632,809

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
6.875%, 08/28/2012	$ 1,025,000	$ 818,903
7.25%, 03/02/2011	90,000	76,007
7.75%, 01/19/2010	300,000	271,369
8.00%, 11/01/2031	780,000	590,980
FRN:
4.32%, 05/15/2009	470,000	440,670
6.03%, 09/23/2008	240,000	230,456
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	145,000	121,075
Sprint Capital Corp., 6.875%, 11/15/2028	525,000	368,336
Toll Corp., 8.25%, 02/01/2011	315,000	297,675

		6,699,236

Diversified Financial Services 0.5%
Leucadia National Corp.:
8.125%, 09/15/2015	810,000	820,125
7.125%, 03/15/2017	105,000	101,588

		921,713

Real Estate Investment Trusts 1.4%
Host Marriott Corp.:
7.125%, 11/01/2013	455,000	450,450
Ser. Q, 6.75%, 06/01/2016	605,000	576,263
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	940,000	918,850
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	135,000	109,350
Ventas, Inc., 7.125%, 06/01/2015	275,000	277,406

		2,332,319

Thrifts & Mortgage Finance 0.8%
Residential Capital, LLC:
8.125%, 11/21/2008	385,000	299,337
8.375%, 06/30/2010	1,845,000	1,060,875
FRN, 5.65%, 06/09/2008	120,000	107,400

		1,467,612

HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., 8.50%, 06/01/2015	52,000	52,130

Health Care Providers & Services 1.8%
HCA, Inc., 9.25%, 11/15/2016	1,775,000	1,823,812
Omnicare, Inc.:
6.125%, 06/01/2013	705,000	618,638
6.875%, 12/15/2015	750,000	658,125

		3,100,575

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 4.4%
Aerospace & Defense 2.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	$ 95,000	$ 93,338
DRS Technologies, Inc., 6.625%, 02/01/2016	280,000	275,100
Hexcel Corp., 6.75%, 02/01/2015	325,000	314,437
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,365,000	2,311,787
6.375%, 10/15/2015	1,100,000	1,097,250

		4,091,912

Commercial Services & Supplies 0.7%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	610,000	564,250
9.25%, 05/01/2021	315,000	329,175
Corrections Corporation of America, 6.25%, 03/15/2013	35,000	35,088
Geo Group, Inc., 8.25%, 07/15/2013	135,000	136,181
Mobile Mini, Inc., 6.875%, 05/01/2015	280,000	228,200

		1,292,894

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,015,000	832,300

Road & Rail 0.7%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014	435,000	380,625
7.75%, 05/15/2016	40,000	33,600
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	400,000	383,000
10.50%, 01/01/2016	5,000	4,775
Kansas City Southern:
7.50%, 06/15/2009	170,000	172,550
9.50%, 10/01/2008	260,000	267,150

		1,241,700

Trading Companies & Distributors 0.1%
United Rentals, Inc., 6.50%, 02/15/2012	170,000	154,700

INFORMATION TECHNOLOGY 1.7%
Electronic Equipment & Instruments 0.9%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	560,000	512,400
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A	795,000	778,782
Sanmina-SCI Corp.:
6.75%, 03/01/2013	85,000	74,375
8.125%, 03/01/2016	140,000	125,300
FRN, 7.74%, 06/15/2010 144A	49,000	48,510

		1,539,367

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 0.7%
First Data Corp., 9.875%, 09/24/2015 144A	$ 635,000	$ 551,656
SunGard Data Systems, Inc., 4.875%, 01/15/2014	520,000	460,200
Unisys Corp., 6.875%, 03/15/2010	135,000	128,925

		1,140,781

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	15,000	12,300
9.125%, 12/15/2014	140,000	107,100
Spansion, Inc., FRN, 8.25%, 06/01/2013 144A	150,000	110,250

		229,650

MATERIALS 4.9%
Chemicals 2.0%
ARCO Chemical Co.:
9.80%, 02/01/2020	170,000	144,500
10.25%, 11/01/2010	30,000	30,600
Huntsman Corp., 11.625%, 10/15/2010	425,000	451,562
Koppers Holdings, Inc.:
9.875%, 10/15/2013	45,000	47,813
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	455,000	389,025
Millenium America, Inc., 7.625%, 11/15/2026	405,000	261,225
Momentive Performance Materials, Inc., 9.75%, 12/01/2014	685,000	616,500
Mosaic Co.:
7.30%, 01/15/2028	260,000	253,500
7.875%, 12/01/2016 144A	410,000	442,800
Tronox Worldwide, LLC, 9.50%, 12/01/2012	980,000	864,850

		3,502,375

Construction Materials 0.4%
CPG International, Inc.:
10.50%, 07/01/2013	705,000	623,925
FRN, 11.47%, 07/01/2012	15,000	12,525

		636,450

Containers & Packaging 1.1%
BPC Holding Corp., 8.875%, 09/15/2014	170,000	150,875
Exopack Holding Corp., 11.25%, 02/01/2014	615,000	571,950
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	380,000	368,600
9.50%, 08/15/2013	245,000	232,137
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	710,000	670,950

		1,994,512

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	$ 420,000	$ 434,700
8.375%, 04/01/2017	515,000	547,188

		981,888

Paper & Forest Products 0.8%
Georgia Pacific Corp., 8.875%, 05/15/2031	475,000	425,125
Glatfelter, 7.125%, 05/01/2016	145,000	144,638
Newpage Corp., 10.00%, 05/01/2012 144A	330,000	332,475
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	465,000	440,587

		1,342,825

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.1%
Citizens Communications Co., 7.875%, 01/15/2027	465,000	416,175
Consolidated Communications, Inc., 9.75%, 04/01/2012	303,000	319,286
Qwest Corp.:
6.50%, 06/01/2017	260,000	238,550
7.875%, 09/01/2011	625,000	639,062
8.875%, 03/15/2012	265,000	277,919

		1,890,992

Wireless Telecommunication Services 0.8%
Rural Cellular Corp., 8.25%, 03/15/2012	595,000	615,825
Sprint Nextel Corp.:
6.375%, 05/01/2009	120,000	115,231
6.90%, 05/01/2019	75,000	55,125
Ser. D, 7.375%, 08/01/2015	415,000	321,850
Ser. F, 5.95%, 03/15/2014	310,000	231,222

		1,339,253

UTILITIES 3.9%
Electric Utilities 3.8%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	785,000	839,950
Aquila, Inc., 14.875%, 07/01/2012	1,070,000	1,321,450
CMS Energy Corp.:
6.55%, 07/17/2017	50,000	49,969
8.50%, 04/15/2011	100,000	108,099
Edison Mission Energy:
7.00%, 05/15/2017	130,000	128,375
7.20%, 05/15/2019	45,000	44,325
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	90,000	80,100
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	92,558	106,442
Mirant North America, LLC, 7.375%, 12/31/2013	990,000	998,663
NRG Energy, Inc., 7.375%, 02/01/2016	845,000	816,481
Orion Power Holdings, Inc., 12.00%, 05/01/2010	947,000	1,032,230

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Reliant Energy, Inc.:
6.75%, 12/15/2014	$ 1,045,000	$ 1,068,512
7.875%, 06/15/2017	15,000	14,831

		6,609,427

Independent Power Producers & Energy Traders 0.1%
AES Corp., 8.00%, 10/15/2017	20,000	20,500
Dynegy Holdings, Inc., 7.50%, 06/01/2015	170,000	160,013

		180,513

Total Corporate Bonds (cost $75,196,987)		71,294,102

YANKEE OBLIGATIONS - CORPORATE 4.8%
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	210,000	208,950
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	320,000	248,000
9.50%, 12/01/2016 144A	1,350,000	1,059,750
OPTI Canada, Inc., 7.875%, 12/15/2014 144A	1,010,000	987,275

		2,503,975

FINANCIALS 0.7%
Consumer Finance 0.4%
Avago Technologies Finance, Ltd.:
10.125%, 12/01/2013	105,000	111,300
FRN, 10.62%, 06/01/2013	140,000	139,650
NXP Funding, LLC, 7.875%, 10/15/2014	30,000	27,450
Virgin Media Finance plc, 9.125%, 08/15/2016	510,000	430,950

		709,350

Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013	455,000	464,100

INDUSTRIALS 0.7%
Road & Rail 0.7%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	585,000	544,781
9.375%, 05/01/2012	650,000	679,250

		1,224,031

INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.5%
Nortel Networks Corp., 10.125%, 07/15/2013	870,000	813,450

Semiconductors & Semiconductor Equipment 0.1%
Sensata Technologies, Inc., 8.00%, 05/01/2014	280,000	246,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)		Principal
		Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 1.2%
Metals & Mining 1.0%
Novelis, Inc., 7.25%, 02/15/2015		$ 1,990,000	$ 1,800,950

Paper & Forest Products 0.2%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A		350,000	269,500

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Intelsat, Ltd., 9.25%, 06/15/2016		225,000	226,125

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A		30,000	31,500

Total Yankee Obligations - Corporate (cost $9,138,147)			8,289,381

		Shares	Value

CONVERTIBLE PREFERRED STOCKS 3.1%
ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
El Paso Corp., 4.99%, 12/31/2049	(cost $4,534,688)	4,000	5,351,500

COMMON STOCKS 85.1%
ENERGY 6.4%
Oil, Gas & Consumable Fuels 6.4%
Copano Energy, LLC (r)		57,647	2,101,233
ENI SpA		200,000	6,919,589
Genesis Energy, LP		22,157	476,376
Southwestern Energy Co. *		25,000	1,630,750

			11,127,948

TELECOMMUNICATION SERVICES 38.0%
Diversified Telecommunication Services 34.5%
AT&T, Inc.		150,000	5,224,500
Belgacom SA		50,000	2,395,999
Elisa Oyj		425,000	12,945,517
Shenandoah Telecommunications Co. (r) +		460,410	6,855,505
TeliaSonera AB		2,500,000	20,026,400
Telstra Corp., ADR (r)		3,600,000	10,880,038
Windstream Corp.		100,000	1,176,000

			59,503,959

Wireless Telecommunication Services 3.5%
American Tower Corp., Class A *		80,000	3,075,200
Rogers Communications, Inc., Class B		75,000	2,967,000

			6,042,200

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 40.7%
Electric Utilities 28.0%
Allegheny Energy, Inc. *	50,000	$ 2,533,500
DPL, Inc. (r)	300,000	7,653,000
E.ON AG, ADR (r)	100,000	6,210,000
Edison International	75,000	3,705,000
El Paso Electric Co. *	25,000	511,500
Entergy Corp.	56,000	5,753,440
Exelon Corp.	57,000	4,266,450
FirstEnergy Corp.	47,000	3,176,730
Fortum Oyj	300,000	12,517,179
ITC Holdings Corp.	36,000	1,918,800
Maine & Maritimes Corp. *	1,135	36,547

		48,282,146

Independent Power Producers & Energy
Trades 4.3%
Constellation Energy Group, Inc	84,500	7,465,575

Multi-Utilities 6.4%
PNM Resources, Inc.	45,000	532,800
SUEZ	165,000	10,486,167
Wisconsin Energy Corp.	1,500	65,430

		11,084,397

Water Utilities 2.0%
Pennichuck Corp.	150,000	3,450,000

Total Common Stocks (cost $123,442,524)		146,956,225

PREFERRED STOCKS 10.9%
UTILITIES 10.9%
Electric Utilities 10.4%
Carolina Power & Light Co., 5.00%	9,217	829,242
Connecticut Light & Power Co., Ser. 1947, 2.00%	22,000	860,750
Connecticut Light & Power Co., Ser. 1949, 2.04%	9,600	383,101
Consolidated Edison, Inc., 5.00%	27,820	2,538,575
Dayton Power & Light Co., Ser. A, 3.75%	9,416	650,881
Dayton Power & Light Co., Ser. B, 3.75%	5,120	409,920
Dayton Power & Light Co., Ser. C, 3.90%	17,500	1,246,329
Entergy Arkansas, Inc., 6.08%	644	66,714
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	27,000	437,908
Pacific Gas & Electric Co., Ser. D, 5.00%	126,000	2,690,100
Pacific Gas & Electric Co., Ser. H, 4.50%	33,800	659,100
Pacific Gas & Electric Co., Ser. I, 4.36%	34,800	665,550
PECO Energy Co., Ser. C, 4.40%	29,590	2,396,790
Southern California Edison Co., Ser. B, 4.08%	45,900	895,050
Southern California Edison Co., Ser. D, 4.32%	54,000	1,066,770
Union Electric Co., 4.50%	14,600	1,058,500
Union Electric Co., 4.56%	11,190	816,870
Union Electric Co., Ser. 1969, 4.00%	4,200	277,200

		17,949,350

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Water Utilities 0.5%
Hackensack Water Co., 4.99%	10,469	$ 837,520

Total Preferred Stocks (cost $19,269,147)		18,786,870

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + (s) (cost $0)	5,000,000	0

MUTUAL FUND SHARES 0.0%
Kayne Anderson MLP Investment Co. (r) (cost $150)	6	178

	Principal
	Amount	Value

LOANS 2.3%
CONSUMER DISCRETIONARY 0.1%
Claire’s Stores, Inc., FRN, 7.72%, 05/29/2014	$ 49,875	38,573
Fontainebleau Resorts, LLC, FRN, 6.26%, 06/06/2014 <	100,000	83,452
Idearc, Inc., FRN, 5.07%, 11/17/2014 <	135,000	109,892

		231,917

ENERGY 0.5%
Blue Grass Energy Corp., FRN, 10.50%, 12/30/2013	975,000	935,688

INDUSTRIALS 0.5%
Clarke American Corp., FRN, 7.32%, 02/28/2014	639,712	499,909
Neff Corp., FRN:
9.20%, 11/30/2014 <	425,000	291,032
10.25%, 06/01/2008 <	120,000	82,173

		873,114

INFORMATION TECHNOLOGY 0.2%
Flextonics International, Ltd., FRN, 7.47%, 10/01/2014	195,915	181,421
Freescale Semiconductor, Inc., 4.84%, 12/01/2013 <	130,000	110,412

		291,833

MATERIALS 0.5%
Berry Plastics Holding Corp., FRN, 7.35%, 04/03/2015	135,000	117,360
Boise Paper, FRN, 10.07%, 02/15/2015	60,000	55,347
Georgia-Pacific Corp., FRN, 6.58%, 12/20/2012 <	115,000	105,917
Wimar Co., FRN, 7.49%, 01/03/2012	550,000	534,925

		813,549

UTILITIES 0.5%
Energy Future Holdings, Corp., FRN, 5.60%, 10/10/2014 <	870,000	791,700

Total Loans (cost $4,064,509)		3,937,801

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 30.0%
REPURCHASE AGREEMENTS ^ 15.9%
Banc of America Securities, LLC, 3.20%, dated 02/29/2008, maturing 03/03/2008,
maturity value $6,001,600 (r)(r)	$ 6,000,000	$ 6,000,000
Bear Stearns & Co., Inc., 3.22%, dated 02/29/2008, maturing 03/03/2008, maturity
value $3,000,805 (r)(r)	3,000,000	3,000,000
BNP Paribas Securities, 3.21%, dated 02/29/2008, maturing 03/03/2008, maturity
value $1,500,401 (r)(r)	1,500,000	1,500,000
Credit Suisse First Boston, LLC, 3.21%, dated 02/29/2008, maturing 03/03/2008,
maturity value $5,001,338 (r)(r)	5,000,000	5,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 02/29/2008, maturing
03/03/2008, maturity value $2,000,535 (r)(r)	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 02/29/2008, maturing 03/03/2008,
maturity value $3,000,803 (r)(r)	3,000,000	3,000,000
JPMorgan Securities, Inc., 3.20%, dated 02/29/2008, maturing 03/03/2008,
maturity value $2,000,533 (r)(r)	2,000,000	2,000,000
Lehman Brothers, Inc., 3.20%, dated 02/29/2008, maturing 03/03/2008, maturity
value $3,000,800 (r)(r)	3,000,000	3,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 02/29/2008, maturing
03/03/2008, maturity value $2,000,533 (r)(r)	2,000,000	2,000,000

		27,500,000

	Shares	Value

MUTUAL FUND SHARES 14.1%
AIM Short-Term Investments Trust Government & Agency Portfolio,
Class I, 3.20% (r)(r) q	294,915	294,915
Evergreen Institutional Money Market Fund, Class I, 3.69% q ø (u)	24,088,446	24,088,446

		24,383,361

Total Short-Term Investments (cost $51,883,361)		51,883,361

Total Investments (cost $287,529,513) 177.5%		306,499,418
Other Assets and Liabilities and Preferred Shares (77.5%)		(133,832,947)

Net Assets Applicable to Common Shareholders 100.0%		$ 172,666,471

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(r)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
(s)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
February 29, 2008 (unaudited)

<	All or a portion of the position represents an unfunded loan commitment.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 90 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
(r)(r)	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(u)	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of the total long-term investments by geographic location as of Feburary 29, 2008:

United States	64.2%
Finland	10.0%
Sweden	7.9%
Australia	4.4%
France	4.1%
Italy	2.7%
Canada	2.7%
Germany	2.4%
Belgium	0.9%
Mexico	0.3%
United Kingdom	0.2%
Netherlands	0.1%
Singapore	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2008:

AAA	1.1%
BBB	7.2%
BB	37.0%
B	53.3%
CCC	1.3%
NR	0.1%

100.0%

The following table shows the percent of total bonds based on effective maturity as of February 29, 2008:

Less than 1 year	3.8%
1 to 3 year(s)	14.5%
3 to 5 years	16.8%
5 to 10 years	58.4%
10 to 20 years	3.9%
20 to 30 years	2.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $263,441,067) including $26,294,659
of securities loaned	$ 282,410,972
Investments in affiliated money market fund, at value (cost $24,088,446)	24,088,446

Total investments	306,499,418
Cash	240,562
Foreign currency, at value (cost $105,268)	107,547
Receivable for securities sold	4,030,340
Dividends and interest receivable	2,492,504
Unrealized gains on credit default swap transactions	1,082
Receivable for securities lending income	11,493

Total assets	313,382,946

Liabilities
Dividends payable applicable to common shareholders	2,016,229
Payable for securities purchased	23,986,830
Unrealized losses on credit default swap transactions	14,355
Premiums received on credit default swap payments	89,199
Payable for reverse repurchase agreements	6,642,712
Payable for securities on loan	27,794,915
Advisory fee payable	12,937
Due to other related parties	1,079
Accrued expenses and other liabilities	99,899

Total liabilities	60,658,155

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 3,200 shares, including dividends
payable of $58,320	80,058,320

Net assets applicable to common shareholders	$ 172,666,471

Net assets applicable to common shareholders represented by
Paid-in capital	$ 158,771,324
Overdistributed net investment income	(2,741,459)
Accumulated net realized losses on investments	(2,361,783)
Net unrealized gains on investments	18,998,389

Net assets applicable to common shareholders	$ 172,666,471

Net asset value per share applicable to common shareholders
Based on $172,666,471 divided by 8,856,120 common shares issued
and outstanding (unlimited number of common shares authorized)	$ 19.50

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$ 3,652,236
Dividends (net of foreign withholding taxes of $122,228)	3,006,978
Income from affiliate	265,675
Securities lending	183,805

Total investment income	7,108,694

Expenses
Advisory fee	853,881
Administrative services fee	71,157
Transfer agent fees	14,695
Trustees’ fees and expenses	3,847
Printing and postage expenses	43,491
Custodian and accounting fees	44,009
Professional fees	32,828
Auction agent fees	104,773
Interest expense	198,203

Other	8,884

Total expenses	1,375,768
Less: Expense reductions	(18,166)

Net expenses	1,357,602

Net investment income	5,751,092

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(2,266,848)
Foreign currency related transactions	309,965
Interest rate swap transactions	(157,640)
Credit default swap transactions	(62,064)

Net realized losses on investments	(2,176,587)
Net change in unrealized gains or losses on investments	(14,422,647)

Net realized and unrealized gains or losses on investments	(16,599,234)
Distributions to preferred shareholders from net investment income	(2,190,176)

Net decrease in net assets applicable to common shareholders resulting from operations	$ (13,038,318)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008	Year Ended
	(unaudited)	August 31, 2007

Operations
Net investment income	$ 5,751,092	$ 24,180,813
Net realized gains or losses on investments	(2,176,587)	30,021,307
Net change in unrealized gains or losses on investments	(14,422,647)	(10,327,145)
Distributions to preferred shareholders from
Net investment income	(2,190,176)	(2,537,418)
Net realized gains	0	(1,738,712)

Net increase (decrease) in net assets applicable to
common shareholders resulting from operations	(13,038,318)	39,598,845

Distributions to common shareholders from
Net investment income	(12,076,871)	(32,529,894)
Net realized gains	(15,510,502)	0

Total distributions to common shareholders	(27,587,373)	(32,529,894)

Capital share transactions
Net asset value of common shares issued under
the Automatic Dividend Reinvestment Plan	4,513,157	6,041,404
Cost of issuing common shares	(286,505)	0

Net increase in net assets resulting from capital share
transactions	4,226,652	6,041,404

Total increase (decrease) in net assets applicable
to common shareholders	(36,399,039)	13,110,355
Net assets applicable to common shareholders
Beginning of period	209,065,510	195,955,155

End of period	$ 172,666,471	$ 209,065,510

Undistributed (overdistributed) net investment income	$ (2,741,459)	$ 6,290,961

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements
To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. Foreign currency translation
All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

e. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Loans
The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

h. Interest rate swaps
The Fund may enter into interest rate swap contracts to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the coun-terparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

i. Credit default swaps
The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

j. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

k. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

l. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended February 29, 2008, the advisory fee was equivalent to 0.86% of the Fund’s average daily net assets applicable to common shareholders (on an annualized basis).

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Crow Point Partners, LLC is also an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended February 29, 2008, the administrative fee was equivalent to 0.07% of the Fund’s average daily net assets applicable to common shareholders (on an annualized basis).

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended February 29, 2008, the Fund paid brokerage commissions of $6,048 to Wachovia Securities, LLC.

4. CAPITAL SHARE TRANSACTIONS
The Fund has authorized an unlimited number of common shares with no par value. For the six months ended February 29, 2008 and the year ended August 31, 2007, the Fund issued 161,464 and 232,309 common shares, respectively.

The Fund has issued 3,200 shares of Auction Preferred Shares (“Preferred Shares”) with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on Preferred Shares are cumulative at a rate which is reset based on the result of an auction. During the six months ended February 29, 2008, the Preferred Shares experienced failed auctions and the Fund paid dividends to the holders of Preferred Shares based on the maximum rate allowed under the governing documents for the Preferred Shares. The annualized dividend rate of 5.54% for the six months ended February 29, 2008 includes the maximum rate for the dates on which the auctions failed. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on Preferred Shares through its most recent dividend payment date.

The Preferred Shares are redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the asset coverage with respect to the outstanding Preferred Shares fell below 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $193,860,249 and $187,124,131, respectively, for the six months ended February 29, 2008.

As of February 29, 2008, the Fund had unfunded loan commitments of $1,144,909.

During the six months ended February 29, 2008, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $3,342,380 (on an annualized basis) with an average interest rate of 5.93% and paid interest of $198,203, representing 0.20% of the Fund’s average daily net assets applicable to common shareholders (on an annualized basis). The

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

maximum amount outstanding under reverse repurchase agreements during the six months ended February 29, 2008 was $6,642,712 (including accrued interest). At February 29, 2008, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$6,642,712	Lehman Brothers	4.94%	04/09/2008

During the six months ended February 29, 2008, the Fund loaned securities to certain brokers. At February 29, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $26,294,659 and $27,794,915, respectively.

At February 29, 2008, the Fund had the following credit default swap contracts outstanding:

				Fixed Payments	Frequency
		Reference Debt	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Made	Gain

03/20/2013	UBS AG	Pulte Homes, Inc.,	$95,000	3.65%	Quarterly	$1,082
4.875%,
07/15/2009

				Fixed Payments	Frequency
		Reference Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Received	Loss

03/20/2013	UBS AG	Centex Corp.,	$95,000	4.80%	Quarterly	$1,698
4.55%,
11/01/2010
12/13/2049	Goldman	CMBX North	400,000	1.47%	Quarterly	12,657
	Sachs	America Index

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $287,689,032. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,753,357 and $6,942,971, respectively, with a net unrealized appreciation of $18,810,386.

6. EXPENSE REDUCTIONS
Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. CONCENTRATION OF RISK
The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, Evergreen Service Company, LLC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

11. SUBSEQUENT DISTRIBUTIONS
The Fund declared the following distributions to common shareholders:

Net
Declaration	Record	Payable	Investment
Date	Date	Date	Income

January 18, 2008	February 13, 2008	March 3, 2008	$ 0.23
February 15, 2008	March 17, 2008	April 1, 2008	$ 0.23
March 13, 2008	April 15, 2008	May 1, 2008	$ 0.23

These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

ADDITIONAL INFORMATION (unaudited)

MEETING OF SHAREHOLDERS
On December 14, 2007, a Meeting of Shareholders for the Fund was held to consider a proposal. On October 12, 2007, the record date for the meeting, the Fund had $219,896,357 of net assets outstanding of which $209,823,075 (95.42%) of net assets were represented at the meeting.

Proposal — Election of Trustees:

	Net Assets Voted	Net Assets voted
	“For”	“Abstain”

K. Dun Gifford	$ 206,592,772	$ 3,230,303
Dr. Leroy Keith, Jr.	206,509,092	3,313,983
Patricia B. Norris	206,590,552	3,232,523
Michael S. Scofield	206,629,593	3,193,482

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of Tattersall Advisory Group, Inc. (“TAG”), of Crow Point Partners, LLC (“Crow Point”, and, together with TAG, the “Sub-Advisors”) or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Utilities and High Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisors in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by

ADDITIONAL INFORMATION (unaudited) continued

the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisors with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisors. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisors formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisors were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisors and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreements for a fund should not

ADDITIONAL INFORMATION (unaudited) continued

be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that one of the Fund’s portfolio managers, Mr. Timothy O’Brien, who left EIMC to form Crow Point, formerly acted as the Fund’s portfolio manager in his capacity as an employee of EIMC. The Trustees considered the Fund’s performance since the appointment of Crow Point as sub-advisor to the Fund and for the period when Mr. O’Brien managed the Fund in his capacity as an employee of EIMC. The Trustees also noted that, for the one-year period ended December 31, 2006, the Fund had outperformed a 70%/30% blend of the S&P Utilities Index and the Merrill Lynch High Yield Master Index and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that the Fund’s management fee was lower than the management fees paid by the limited number of mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreements to EIMC in the future for reasonableness in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee, except Mses. Kosel and Norris, serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

Transfer Agent, Registrar, Shareholder Servicing Agent & Dividend Disbursing Agent
Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010
800.730.6001

Common Stock listed on American Stock Exchange, Symbol ERH.

571535 rv3 4/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

571535  rv3    4/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 28, 2008